Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan
Employee Benefit Plan
In January 2009, the Company adopted a 401(k) profit-sharing plan, or 401(k) Plan, covering substantially all employees. Employees can contribute between 1% and 90% of their total earnings. The 401(k) Plan also provides for employer contributions to be made at the Company's discretion. As of December 31, 2014, the Company had not made any discretionary contributions.